Subsequent events - Additional Information (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
	Jun. 25, 2020	Sep. 30, 2020
Subsequent Events [Abstract]
Stockholders equity stock consolidation	1-for-10 share
Decrease in defined benefit obligations		¥ 22
Decrease in plan assets		¥ 24